Convertible loan	12 Months Ended
Dec. 31, 2020
Convertible Loan [Abstract]
Convertible loan

18.	Convertible loan
In October 2020, the Group entered into certain equity transfer agreements (the “Agreements”) with Ningxia Fengyin Enterprise Management Consulting LLP (“Ningxia Fengyin”) to obtain total equity interests of Yinchuan Chuanxi Technology Co., Ltd. (“Chuanxi Technology”),
for
total consideration of RMB400,000 (the “Consideration”).
The full Consideration must be paid within 20 days after the third anniversary of October 22, 2020 (the “Closing Date”). As part of the transaction, in October 2020, the Group issued a warrant (the “Warrant”) to Otov Alfa Holding Limited (the “Otov Alfa”), an entity designated by Ningxia Fengyin, to subscribe 320,036,576 class A ordinary shares of the Company at par value US$0.000125 per share (the “Warrant Shares”). The Warrant is exercisable immediately and will expire on the third anniversary of October 22, 2020. If the Warrant is exercised before its expiration date, the Group will be released from the obligation of paying corresponding portion of the Consideration. The un-released
portion of the debt bears an annual interest rate of 8.75%,
and the interest is payable quarterly. As of December 31, 2020, accrued interest was of RMB5,516.
Chuanxi Technology has no operation, it has only cash in the amount of RMB400,000 in its bank account. The acquisition of Chuanxi Technology was in substance to obtain a loan in the principal of RMB

400,000
 at an annual interest of 8.75% that has a term of 3 years

and
is convertible to the Company’s class A ordinary shares. The Company obtained control of Chuanxi Technology as well as its bank account with balance of

RMB

400,000
 on October 22, 2020.
Since the Warrant is not detachable from the debt and is not a derivative, and no cash conversion features and beneficial conversion features are contained in the instrument, the debt and the Warrant were
accounted as a liability equal to the proceeds received in entirety.
To secure the debt due to Ningxia Fengyin, on December 2, 2020, the Group pledged 100%
equity interest of Ganzhou Aixin Network Micro Finance Co., Ltd, a subsidiary of the Group, to Ningxia Fengyin. The Group paid a transaction service fee of

RMB 4,000
to Guangdong Huawen Industry Group Co., Ltd., a related party of the Group in November 2020.